Convertible Related Party Liabilities and SoftBank Debt Financing	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Convertible Related Party Liabilities And Softbank Debt Financing [Abstract]
Convertible Related Party Liabilities and SoftBank Debt Financing
Note 9. Convertible Related Party Liabilities and SoftBank Debt Financing
Convertible related party liabilities, net consist of the following:

(Amounts in thousands)	June 30, 2021	December 31, 2020
SoftBank Debt Financing Warrant Liability:
SoftBank Senior Unsecured Notes Warrant liability capitalized as deferred financing cost at issuance	$568,877	$568,877
Plus: Cumulative (gain)/loss from change in fair value of related party financial instruments	(54,793)	(288,674)
Less: Senior Unsecured Notes Warrant liability deferred financing cost adjustment	(934)	(934)
Less: Exercise of warrants into Series H-3 Convertible Preferred Stock	(474,521)	—

Total SoftBank Senior Unsecured Notes Warrant Liability, at fair value	38,629	279,269
2020 LC Facility Warrant liability capitalized as deferred financing cost at issuance	284,440	284,440
Plus: Cumulative (gain)/loss from change in fair value of related party financial instruments	(27,394)	(144,335)
Less: 2020 LC Facility Warrant liability deferred financing cost adjustment	(466)	(466)
Less: Exercise of warrants into Series H-3 Convertible Preferred Stock	(237,265)	—

Total LC Facility Warrant Liability, at Fair Value	19,315	139,639

Total SoftBank Debt Financing Warrant Liability, at fair value	57,944	418,908

Total convertible related party liabilities, net	$57,944	$418,908

SoftBank Debt Financing
—In October 2019, in connection with the SoftBank Transactions, the Company entered into an agreement with SBG for additional financing (the “SoftBank Debt Financing”). The agreement included a commitment from SBG for the provision of (i) $1.1 billion in senior secured debt in the form of senior secured notes or a first lien term loan facility (“SoftBank Senior Secured Debt”), (ii) $2.2 billion in 5.0% senior unsecured notes (the “SoftBank Senior Unsecured Notes”) with associated warrants issued to SoftBank Group Corp. (“SoftBank Obligor”) to purchase 86,591,946 shares of the Company’s Series
H-3
Convertible Preferred Stock or Series
H-4
Convertible Preferred Stock at an exercise price of $0.01 per share and (iii) credit support for a $1.75 billion letter of credit facility (the “2020 LC Facility”) with associated warrants issued to SoftBank Obligor to purchase 43,295,973 shares of the Company’s Series
H-3
Convertible Preferred Stock or Series
H-4
Convertible Preferred Stock at an exercise price of $0.01 per share. See Note 16 for additional details regarding the 2020 LC Facility.
SoftBank Senior Secured Debt
The funding of the $1.1 billion of SoftBank Senior Secured Debt originally contemplated per the Master Transaction Agreement was contingent on the completion of the 2020 Tender Offer (as defined in Note 14) and the 2020 Tender Offer was not completed therefore the SoftBank Senior Secured Debt was also considered terminated in April 2020. See Note 14 for additional details regarding the 2020 Tender Offer.
In August 2020, the Company, WW
Co-Obligor
Inc., and StarBright WW LP, an affiliate of SBG (the “Note Purchaser”), entered into a new senior secured note purchase agreement for up to an aggregate principal amount of $1.1 billion of senior secured debt in the form of 12.50% senior secured notes (the “SoftBank Senior Secured Notes”). The agreement allows the Company to borrow once every 30 days up to the maximum remaining capacity with minimum draws of $50.0 million. The SoftBank Senior Secured Notes will mature 4 years from the first draw. The Company had the ability to draw for 6 months starting from the date of the senior secured note purchase agreement, and the Company extended this draw period for an additional 6 months by delivery of an extension notice to the Note Purchaser in January 2021 pursuant to the terms of the agreement. As of June 30, 2021 and December 31, 2020, no draw notices had been delivered pursuant to the senior secured note purchase agreement.
Amended and Restated Senior Secured Notes
In March 2021, the Company and an affiliate of SBG entered into a letter agreement pursuant to which the Company and an affiliate of SBG have agreed to amend and restate the terms of the Master Senior Secured Notes Note Purchase Agreement that governs the SoftBank Senior Secured Notes (as amended and restated, the “A&R Senior Secured Note Purchase Agreement”) on the earlier of (i) the Closing and (ii) August 12, 2021. The A&R Senior Secured Note Purchase Agreement will allow the Company to borrow up to an aggregate principal amount of $550.0 million of senior secured debt in the form of new 7.5% senior secured notes (the “A&R Senior Secured Notes”). It is a condition to the execution of the A&R Senior Secured Note Purchase Agreement that any outstanding SoftBank Senior Secured Notes be redeemed, repurchased or otherwise repaid and canceled at a price of 101% of the principal amount thereof plus accrued and unpaid interest. The A&R Senior Secured Note Purchase Agreement will allow the Company to borrow once every 30 days with minimum draws of $50.0 million. The A&R Senior Secured Notes will mature no later than February 12, 2023 or, if earlier, 18 months from the Closing.
SoftBank Senior Unsecured Notes
To formalize SBG’s October 2019 commitment to provide WeWork Companies LLC with up to $2.2 billion of unsecured debt, on December 27, 2019, WeWork Companies LLC, WW
Co-Obligor
Inc., a wholly owned
subsidiary of WeWork Companies LLC and a
co-obligor
under our Senior Notes (defined in Note 14), and StarBright WW LP, an affiliate of SBG (the “Note Purchaser”), entered into a master senior unsecured note purchase agreement (as amended from time to time and as supplemented by that certain waiver dated as of July 7, 2020, the “Master Note Purchase Agreement”).
Pursuant to the terms of the Master Note Purchase Agreement, WeWork Companies LLC may deliver from time to time to the Note Purchaser draw notices and accordingly sell to the Note Purchaser SoftBank Senior Unsecured Notes up to an aggregate original principal amount of $2.2 billion. A draw notice pursuant to the Master Note Purchase Agreement, may be delivered only if WeWork Companies LLC’s net liquidity is, or prior to the applicable closing is reasonably expected to be, less than $750.0 million, and the amount under each draw shall not be greater than the lesser of (a) $250.0 million and (b) the remaining commitment (defined as the original principal amount of $2.2 billion less notes issued) and shall not be greater than an amount sufficient to cause, or reasonably expected to cause, the net liquidity of WeWork Companies LLC to be equal to $750.0 million after giving effect to receipt of proceeds from the issuance of the applicable SoftBank Senior Unsecured Notes.
As of June 30, 2021, the Company had delivered draw notices in respect of $2.2 billion under the Master Note Purchase Agreement and an aggregate principal amount of $2.2 billion of SoftBank Senior Unsecured Notes were issued to the Note Purchaser and reflected as unsecured related party debt on the condensed consolidated balance sheet as of June 30, 2021. As of December 31, 2020, the Company had delivered draw notices in respect of $1.2 billion under the Master Note Purchase Agreement and an aggregate principal amount of $1.2 billion of SoftBank Senior Unsecured Notes were issued to the Note Purchaser and reflected as unsecured related party debt on the condensed consolidated balance sheet as of December 31, 2020.
Following the delivery of a draw notice, the Note Purchaser may notify WeWork Companies LLC that it intends to engage an investment bank or investment banks to offer and sell the applicable SoftBank Senior Unsecured Notes or any portion thereof to third-party investors in a private placement. Solely with respect to the first $200.0 million in draws (the “Initial Notes”), the Note Purchaser waived this syndication right and no action has been taken on the remainder of the draws.
The SoftBank Senior Unsecured Notes have a stated interest rate of 5.0%. However because the associated warrants obligate the Company to issue shares in the future, the implied interest rate upon closing, assuming the full commitment is drawn, was approximately 11.69%. The SoftBank Senior Unsecured Notes will mature in July 2025.
SoftBank Debt Financing Costs due to SBG
The warrants issued to SoftBank Obligor in December 2019 to purchase 86,591,946 shares of the Company’s Series
H-3
Convertible Preferred Stock or Series
H-4
Convertible Preferred Stock at an exercise price of $0.01 per share, issued in connection with the SoftBank Senior Unsecured Notes (the “SoftBank Senior Unsecured Notes Warrant”), were valued at $38.6 million as of June 30, 2021 and were valued at $279.3 million as of December 31, 2020. During the three and six months ended June 30, 2021, the Company recognized a gain of $0.9 million and $54.8 million , respectively, resulting from changes in fair value of the SoftBank Senior Unsecured Notes Warrant liability, included in gain (loss) from change in fair value of related party financial instruments on the accompanying condensed consolidated statements of operations. During the three and six months ended June 30, 2020, the Company recognized a gain of $2.8 million and $270.5 million, respectively, resulting from changes in fair value of the SoftBank Senior Unsecured Notes Warrant liability, included in gain
(loss) from change in fair value of related party financial instruments on the accompanying condensed consolidated statements of operations. During the three and six months ended June 30, 2021, none and 86,591,946, respectively,
H-3
shares were issued in connection with the SoftBank Unsecured Notes Warrant and in exchange the Company received none and $0.9 million, respectively. During the three and six months ended June 30, 2021 and 2020, no
H-4
shares were issued in connection with the SoftBank Unsecured Notes Warrant.
The SoftBank Senior Unsecured Notes Warrant of $568.9 million was capitalized at issuance as a deferred financing cost and included, net of accumulated amortization, as a component of other assets on the accompanying condensed consolidated balance sheets as June 30, 2021 and December 31, 2020. This asset will be amortized into interest expense over the five year life of the SoftBank Senior Unsecured Notes. During the three and six months ended June 30, 2021, the Company recorded $26.6 million and $53.2 million, respectively of interest expense associated with the amortization of this deferred financing cost. During the three and six months ended June 30, 2020, the Company recorded $26.6 million of interest expense associated with the amortization of this deferred financing cost.
The warrants issued to SoftBank Obligor in December 2019 to purchase 43,295,973 shares of the Company’s Series
H-3
Convertible Preferred Stock or Series
H-4
Convertible Preferred Stock at an exercise price of $0.01 per share, issued in connection with the agreement by SoftBank Obligor to provide credit support for the 2020 LC Facility (“the 2020 LC Facility Warrant”), were valued at $19.3 million as of June 30, 2021 and were valued at $139.6 million as of December 31, 2020. During the three and six months ended June 30, 2021, the Company recognized a gain of $0.4 million and $27.4 million, respectively, resulting from changes in fair value of the 2020 LC Facility Warrant, included in gain (loss) from change in fair value of related party financial instruments on the accompanying condensed consolidated statements of operations. During the three and six months ended June 30, 2020, the Company recognized a gain of $1.4 million and $135.2 million, respectively, resulting from changes in fair value of the 2020 LC Facility Warrant, included in gain (loss) from change in fair value of related party financial instruments on the accompanying condensed consolidated statements of operations. During the three and six months ended June 30, 2021, none and 43,295,973, respectively,
H-3
shares were issued in connection with the 2020 LC Facility Warrant and in exchange the Company received none and $0.4 million, respectively. During the three and six months ended June 30, 2021, no
H-4
shares were issued in connection with the 2020 LC Facility Warrant. During the three and six months ended June 30, 2020, no
H-3
or
H-4
shares were issued in connection with the 2020 LC Facility Warrant.
The 2020 LC Facility Warrant of $284.4 million was capitalized at issuance as a deferred financing cost and included, net of accumulated amortization, as a component of other assets on the accompanying condensed consolidated balance sheets as of June 30, 2021 and December 31, 2020. This asset will be amortized into interest expense from February 10, 2020 through the February 10, 2023 termination date of the 2020 LC Facility. During the three and six months ended June 30, 2021, the Company recorded $23.7 million and $47.4 million, respectively, of interest expense associated with the amortization of this deferred financing cost. During the three and six months ended June 30, 2020, the Company recorded $23.7 million and $36.8 million of interest expense associated with the amortization of this deferred financing cost.
Other than customary adjustments for recapitalizations and other reorganizations, the warrants associated with the SoftBank Senior Unsecured Notes Warrant and the 2020 LC Facility Warrant, (collectively the “Penny Warrants” or the “SoftBank Debt Financing Warrant Liability”) were subject to anti-dilution protection for any increase in the Company’s capital stock outstanding prior to December 27, 2020, as a result SoftBank Obligor was entitled to an additional 6,121,239 number of warrants that were also outstanding as of December 31, 2020. The Penny Warrants became exercisable on April 1, 2020 and expire on December 27, 2024. In August 2021, the Penny Warrants were transferred to a wholly-owned subsidiary of SBG. The Company recorded an ASC 480 liability representing the fair value of the Penny Warrants. The measurement of the Penny Warrants is considered to be a Level 3 fair value measurement, as it was determined using observable and unobservable inputs. As of June 30, 2021 and December 31, 2020, the SoftBank Debt Financing Warrant Liability totaled $57.9 million and $418.9 million, respectively and was included as a component of the convertible related party liabilities, net on the accompanying condensed consolidated balance sheets.
The Company also agreed to reimburse SBG for all fees and expenses incurred in connection with the SoftBank Transactions in an aggregate amount up to $50.0 million of which none were paid during the six months ended June 30, 2021, $35.5 million was paid the year ended December 31, 2020, and the remaining $14.5 million was included as a component of accounts payable and accrued expenses on the accompanying condensed consolidated balance sheet as of June 30, 2021. The Company allocated $20.0 million of the total costs as deferred financing costs included net of accumulated amortization within other assets on the condensed consolidated balance sheet which will be amortized into interest expense over the life of the debt facility to which it was allocated. During the three and six months ended June 30, 2021 the Company recorded $1.1 million and $2.2 million, respectively, of interest expense associated with the amortization of these deferred financing costs. During the three and six months ended June 30, 2020, the Company recorded $1.1 million and $1.5 million, respectively, of interest expense associated with the amortization of these deferred financing costs and $5.0 million of these costs were written off and were allocated to the terminated SoftBank Senior Secured Debt noted above. The Company allocated $15.0 million as equity issuance costs associated with the 2019 Warrant, recorded as a reduction of the Series
H-1
Preferred Share balance on the consolidated balance sheet during the fourth quarter of 2019. The remaining $15.0 million was expensed as a transaction cost during the fourth quarter of 2019 as it related to various other components of the SoftBank Transactions which did not qualify for capitalization.
SoftBank Debt Financing Costs due to Third Parties
As of June 30, 2021 and December 31, 2020, respectively the Company had capitalized a total of $4.6 million and $5.4 million, respectively in net debt issuance costs paid or payable to third parties associated with the SoftBank Debt Financing which will be amortized over a three to five year period. Such costs were capitalized as deferred financing costs and included as a component of other assets, net of accumulated amortization, on the accompanying condensed consolidated balance sheet. During the three and six months ended June 30, 2021, the Company recorded $0.6 million and $1.2 million, respectively, of interest expense relating to the amortization of these costs. During the three and six months ended June 30, 2020, the Company recorded $0.6 million and $0.9 million, respectively of interest expense relating to the amortization of these costs.
2019 Warrant
— In January 2019, in conjunction with the Amended 2018 Warrant, discussed below, the Company entered into a warrant with SB WW Holdings (Cayman) Limited (“SBWW”), pursuant to which the Company agreed to issue shares of the Company’s capital stock (the “2019 Warrant”). Under the terms of the original 2019 Warrant, in exchange for the issuance of the Company’s capital stock, SBWW was to make a payment of $1.5 billion on April 3, 2020. The right of SBWW to receive shares of the Company’s capital stock was to be automatically exercised on April 3, 2020 at a per-share
price of $110.00. During the year ended December 31, 2019, the Company recognized an additional capital contribution of $219.7 million and an equal off-setting
amount within additional
paid-in
capital representing the fair value of the 2019 Warrant and modification of the 2018 Warrant (discussed below) prior to being drawn. The measurement of the 2019 Warrant is considered to be a Level 3 fair value measurement, as it was determined using observable and unobservable inputs.
In October 2019, in accordance with the SoftBank Transactions, the 2019 Warrant was amended to accelerate SBG’s obligation for payment of $1.5 billion from April 3, 2020 to October 30, 2019, and the exercise price was amended from $110.00 per share to $11.60 per share for a new security in the form of Series
H-1
or
H-2
Convertible Preferred Stock. The Company received the $1.5 billion on October 30, 2019, and issued 17,241,379 shares of Series
H-1
Convertible Preferred Stock on November 4, 2019. Upon issuance, the shares of Series
H-1
Convertible Preferred Stock were recorded at $200.0 million less issuance costs of $38.6 million. Upon the draw, the Company reclassified $
219.7

million of the equity asset that was established upon entering into the arrangement in January 2019 from its consolidated balance sheet. During the six months ended June 30, 2020, the Company recognized a gain of $386.6 million resulting from changes in fair value of the 2019 Warrant, included in gain (loss) from change in fair value of related party financial instruments on the accompanying condensed consolidated statements of operations. The remaining 112,068,966 shares of Series
H-1
Convertible Preferred Stock were issued in April 2020. Upon issuance, the shares of Series
H-1
Convertible Preferred Stock were recorded at $911.1 million, equal to the fair value of the 2019 Warrant on the date of issuance of the shares.
Note 14. Convertible Related Party Liabilities and SoftBank Debt Financing
Convertible related party liabilities, net consist of the following:

	December 31,
(Amounts in thousands)	2020	2019
2019 Warrant Liability:
Cash received on draw in October 2019	$1,500,000	$1,500,000
Less: Cost basis of related party financial instrument included in additional paid in capital prior to draw	(219,708)	(219,708)
Less: Cumulative issuance of Series H-1 Preferred Stock over life of warrant	(200,000)	(200,000)
Plus: Cumulative (gain)/loss from change in fair value of related party financial instruments	(169,172)	217,466
Less: Conversion to Series H-1 Preferred Stock	(911,120)	—

Total 2019 Warrant Liability, at fair value	—	1,297,758

SoftBank Debt Financing Warrant Liability:
SoftBank Senior Unsecured Notes Warrant liability capitalized as deferred financing cost at issuance	568,877	568,877
Plus: Cumulative (gain)/loss from change in fair value of related party financial instruments	(288,674)	—
Less: Senior Unsecured Notes Warrant liability deferred financing cost adjustment	(934)	—

Total SoftBank Senior Unsecured Notes Warrant Liability, at fair value	279,269	568,877

2020 LC Facility Warrant liability capitalized as deferred financing cost at issuance	284,440	284,440
Plus: Cumulative (gain)/loss from change in fair value of related party financial instruments	(144,335)	—
Less: 2020 LC Facility Warrant liability deferred financing cost adjustment	(466)	—

Total LC Facility Warrant Liability, at Fair Value	139,639	284,440

Total SoftBank Debt Financing Warrant Liability, at fair value	418,908	853,317

Total convertible related party liabilities, net	$418,908	$2,151,075

2019 Warrant
—In January 2019, in conjunction with the Amended 2018 Warrant, discussed below, the Company entered into a warrant with SB WW Holdings (Cayman) Limited (“SBWW”), pursuant to which the Company agreed to issue shares of the Company’s capital stock (the “2019 Warrant”). Under the terms of the original 2019 Warrant, in exchange for the issuance of the Company’s capital stock, SBWW was to make a payment of $1.5 billion on April 3, 2020. The right of SBWW to receive shares of the Company’s capital stock was to be automatically exercised on April 3, 2020 at a per-share
price of $110. During the year ended December 31, 2019, the Company recognized an additional capital contribution of $219.7 million and an equal off-setting
amount within additional
paid-in
capital representing the fair value of the 2019 Warrant and modification of the 2018 Warrant (discussed below) prior to being drawn. The measurement of the 2019 Warrant is considered to be a Level 3 fair value measurement, as it was determined using observable and unobservable inputs.

In October 2019, in accordance with the SoftBank Transactions, the 2019 Warrant was amended to accelerate SBG’s obligation for payment of $1.5 billion from April 3, 2020 to October 30, 2019, and the exercise price was amended from $110 per share to $11.60 per share for a new security in the form of Series
H-1
or
H-2
Convertible Preferred Stock. The Company received the $1.5 billion on October 30, 2019, and issued 17,241,379 shares of Series
H-1
Convertible Preferred Stock on November 4, 2019. Upon issuance, the shares of Series
H-1
Convertible Preferred Stock were recorded at $200.0 million less issuance costs of $38.6 million. Upon the draw, the Company reclassified $219.7 million of the equity asset that was established upon entering into the arrangement in January 2019 from its consolidated balance sheet. As of December 31, 2019, the 2019 Warrant liability was valued at $1.3 billion, which was included as a component of the convertible related party liabilities, net on the accompanying consolidated balance sheet. During the year ended December 31, 2020, the Company recognized a gain of $386.6 million resulting from changes in fair value of the 2019 Warrant, included in gain (loss) from change in fair value of related party financial instruments on the accompanying consolidated statements of operations. The remaining 112,068,966 shares of Series
H-1
Convertible Preferred Stock were issued in April 2020. Upon issuance, the shares of Series
H-1
Convertible Preferred Stock were recorded at $911.1 million, equal to the fair value of the 2019 Warrant on the date of issuance of the shares.
SoftBank Debt Financing
—In October 2019, in connection with the SoftBank Transactions, the Company entered into an agreement with SBG for additional financing (the “SoftBank Debt Financing”). The agreement included a commitment from SBG for the provision of (i) $1.1 billion in senior secured debt in the form of senior secured notes or a first lien term loan facility (“SoftBank Senior Secured Debt”), (ii) $2.2 billion in 5.0% senior unsecured notes (the “SoftBank Senior Unsecured Notes”) with associated warrants issued to SoftBank Group Corp. (“SoftBank Obligor”) to purchase 86,591,946 shares of the Company’s Series
H-3
Convertible Preferred Stock or Series
H-4
Convertible Preferred Stock at an exercise price of $0.01 per share and (iii) credit support for a $1.75 billion letter of credit facility (the “2020 LC Facility”) with associated warrants issued to SoftBank Obligor to purchase 43,295,973 shares of the Company’s Series
H-3
Convertible Preferred Stock or Series
H-4
Convertible Preferred Stock at an exercise price of $0.01 per share. See Note 24 for additional details regarding the 2020 LC Facility.
SoftBank Senior Secured Debt
The funding of the $1.1 billion of SoftBank Senior Secured Debt originally contemplated per the Master Transaction Agreement was contingent on the completion of the 2020 Tender Offer (as defined in Note 22) and the 2020 Tender Offer was not completed as described further in Note 22. During the year ended December 31, 2020, the Company expensed $5.9 million of financing costs previously deferred in connection with the SoftBank Senior Secured Debt included within selling, general and administrative expenses on the accompanying consolidated statements of operations.
In August 2020, the Company and WW
Co-Obligor
Inc. entered into a new senior secured note purchase agreement with the Note Purchaser (as defined below), an affiliate of SBG, for up to an aggregate principal amount of $1.1 billion of senior secured debt in the form of 12.50% senior secured notes (the “SoftBank Senior Secured Notes”). The agreement allows the Company to borrow once every 30 days up to the maximum remaining capacity with minimum draws of $50.0 million. The SoftBank Senior Secured Notes will mature 4 years from the first draw. The Company had the ability to draw for six months starting from the date of the senior secured notes purchase agreement, and the Company extended this draw period for an additional 6 months by delivery of an extension notice to the Note Purchaser in January 2021 pursuant to the terms of the agreement. As of December 31, 2020, no draw notices had been delivered pursuant to the senior secured note purchase agreement.

SoftBank Senior Unsecured Notes
To formalize SBG’s October 2019 commitment to provide WeWork Companies LLC with up to $2.2 billion of unsecured debt, on December 27, 2019, WeWork Companies LLC, WW
Co-Obligor
Inc., a wholly owned subsidiary of WeWork Companies LLC and a co-obligor
under our Senior Notes (defined in Note 15), and StarBright WW LP, an affiliate of SBG (the “Note Purchaser”), entered into a master senior unsecured note purchase agreement (as amended from time to time and as supplemented by that certain waiver dated as of July 7, 2020, the “Master Note Purchase Agreement”).
Pursuant to the terms of the Master Note Purchase Agreement, WeWork Companies LLC may deliver from time to time to the Note Purchaser draw notices and accordingly sell to the Note Purchaser SoftBank Senior Unsecured Notes up to an aggregate original principal amount of $2.2 billion. A draw notice pursuant to the Master Note Purchase Agreement, may be delivered only if WeWork Companies LLC’s net liquidity is, or prior to the applicable closing is reasonably expected to be, less than $750.0 million, and the amount under each draw shall not be greater than the lesser of (a) $250.0 million and (b) the remaining commitment (defined as the original principal amount of $2.2 billion less notes issued) and shall not be greater than an amount sufficient to cause, or reasonably expected to cause, the net liquidity of WeWork Companies LLC to be equal to $750.0 million after giving effect to receipt of proceeds from the issuance of the applicable SoftBank Senior Unsecured Notes.
As of December 31, 2019, no draw notices had been delivered pursuant to the Master Note Purchase Agreement and the balance outstanding was zero. As of December 31, 2020, the Company had delivered draw notices in respect of $1.2 billion under the Master Note Purchase Agreement and an aggregate principal amount of $1.2 billion of SoftBank Senior Unsecured Notes were issued to the Note Purchaser and reflected as unsecured related party debt on the consolidated balance sheet as of December 31, 2020.
Following the delivery of a draw notice, the Note Purchaser may notify WeWork Companies LLC that it intends to engage an investment bank or investment banks to offer and sell the applicable SoftBank Senior Unsecured Notes or any portion thereof to third-party investors in a private placement. Solely with respect to the first $200.0 million in draws (the “Initial Notes”), the Note Purchaser waived this syndication right and no action has been taken on the remainder of the draws.
The SoftBank Senior Unsecured Notes have a stated interest rate of 5.0%. However because the associated warrants obligate the Company to issue shares in the future, the implied interest rate upon closing, assuming the full commitment is drawn, was approximately 11.69%. The SoftBank Senior Unsecured Notes will mature in July 2025.
SoftBank Debt Financing Costs due to SBG
The warrants issued to SoftBank Obligor in December 2019 to purchase 86,591,946 shares of the Company’s Series
H-3
Convertible Preferred Stock or Series
H-4
Convertible Preferred Stock at an exercise price of $0.01 per share, issued in connection with the SoftBank Senior Unsecured Notes (the “SoftBank Senior Unsecured Notes Warrant”), were valued at $279.3 million as of December 31, 2020 and were valued at $568.9 million at both issuance and as of December 31, 2019. During the year ended December 31, 2020, the Company recognized a gain of $288.7 million resulting from changes in fair value of the SoftBank Senior Unsecured Notes Warrant liability, included in gain (loss) from change in fair value of related party financial instruments on the accompanying consolidated statements of operations. During the year ended December 31, 2020, no
H-3
or
H-4
shares were issued in connection with the SoftBank Unsecured Notes Warrant.
The SoftBank Senior Unsecured Notes Warrant of $568.9 million was capitalized at issuance as a deferred financing cost and included, net of accumulated amortization, as a component of other assets on the accompanying consolidated balance sheets as of both December 31, 2020 and 2019. This asset will be amortized into interest expense over the five year life of the SoftBank Senior Unsecured Notes. During the year ended December 31, 2020, the Company recorded $79.9 million of interest expense associated with the amortization of this deferred financing cost.
The warrants issued to SoftBank Obligor in December 2019 to purchase 43,295,973 shares of the Company’s Series
H-3
Convertible Preferred Stock or Series
H-4
Convertible Preferred Stock at an exercise price of $0.01 per share, issued in connection with the agreement by SoftBank Obligor to provide credit support for the 2020 LC Facility (“the 2020 LC Facility Warrant”), were valued at $139.6 million as of December 31, 2020 and were valued at $284.4 million at both issuance and as of December 31, 2019. During the year ended December 31, 2020, the Company recognized a gain of $144.3 million resulting from changes in fair value of the 2020 LC Facility Warrant, included in gain (loss) from change in fair value of related party financial instruments on the accompanying consolidated statements of operations. During the year ended December 31, 2020, no
H-3
or
H-4
shares were issued in connection with the 2020 LC Facility Warrant.
The 2020 LC Facility Warrant of $284.4 million was capitalized at issuance as a deferred financing cost and included, net of accumulated amortization, as a component of other assets on the accompanying consolidated balance sheets as of December 31, 2020 and 2019. This asset will be amortized into interest expense from February 10, 2020 through the February 10, 2023 termination date of the 2020 LC Facility. During the year ended December 31, 2020, the Company recorded $84.1 million of interest expense associated with the amortization of this deferred financing cost.
Other than customary adjustments for recapitalizations and other reorganizations, the warrants associated with the SoftBank Senior Unsecured Notes Warrant and the 2020 LC Facility Warrant, (collectively the “Penny Warrants” or the “SoftBank Debt Financing Warrant Liability”) were subject to anti-dilution protection for any increase in the Company’s capital stock prior to December 27, 2020, as a result SoftBank Obligor was entitled to an additional 6,121,239 number of warrants that were also outstanding as of December 31, 2020. The Penny Warrants became exercisable on April 1, 2020 and expire on December 27, 2024. The Company recorded an ASC 480 liability representing the fair value of the Penny Warrants. The measurement of the Penny Warrants is considered to be a Level 3 fair value measurement, as it was determined using observable and unobservable inputs. As of December 31, 2020 and 2019 the SoftBank Debt Financing Warrant Liability totaled $418.9 million and $853.3 million, respectively and was included as a component of the convertible related party liabilities, net on the accompanying consolidated balance sheets.
The Company also agreed to reimburse SBG for all fees and expenses incurred in connection with the SoftBank Transactions in an aggregate amount up to $50.0 million of which $35.5 million was paid during the year ended December 31, 2020 and the remaining $14.5 million was included as a component of accounts payable and accrued expenses on the accompanying consolidated balance sheet as of December 31, 2020. The Company allocated $20.0 million of the total costs as deferred financing costs included net of accumulated amortization within other assets on the consolidated balance sheet which will be amortized into interest expense over the life of the debt facility to which it was allocated. During the year ended December 31, 2020, the Company recorded $3.7 million of interest expense associated with the amortization of these deferred financing costs and wrote-off
$5.0 million of these costs which were allocated to the terminated SoftBank Senior Secured Debt noted above. The Company allocated $15.0 million as equity issuance costs associated with the 2019 Warrant, recorded as a reduction of the Series
H-1
Preferred Share balance on the consolidated balance sheet during the fourth quarter of 2019. The remaining $15.0 million was expensed as a transaction cost during the fourth quarter of 2019 as it related to various other components of the SoftBank Transactions which did not qualify for capitalization.

SoftBank Debt Financing Costs due to Third Parties
As of December 31, 2020 and 2019, respectively the Company had capitalized a total of $5.4 million and $5.2 million, respectively in net debt issuance costs paid or payable to third parties associated with the SoftBank Debt Financing which will be amortized over a three to five year period. Such costs were capitalized as deferred financing costs and included as a component of other assets, net of accumulated amortization, on the accompanying consolidated balance sheet. During the year ended December 31, 2020, the Company recorded $2.1 million of interest expense relating to the amortization of these costs.
Convertible Note
—During 2018, the Company entered into an agreement for the issuance of a convertible promissory note (the “Convertible Note”) with SBG, and in August 2018, the Company drew down on the full $1.0 billion commitment.
Under the original terms of the Convertible Note, interest was scheduled to begin accruing on September 1, 2019, at a rate of 2.80%, compounded annually, and required repayment upon maturity on February 12, 2024, unless converted earlier. If not earlier converted or repaid in connection with a qualifying initial public offering as defined or the sale of the Company, all of the outstanding principal and interest due under the original terms of the Convertible Note would have converted into preferred stock of the Company upon a preferred stock financing providing to the Company gross proceeds of at least $2.0 billion (including the value of the Convertible Note).
In 2019, the Company and SBWW agreed to modify certain provisions of the Convertible Note. As the Convertible Note was payable to a principal stockholder, the Company recognized the change in fair value of the Convertible Note before and after modification, as an increase to additional paid in capital in the amount of $236.4 million during the year ended December 31, 2019.
As the Convertible Note included an interest-free period and the interest rate was also below the market effective rate for a similar borrowing, an original issue discount of $170.0 million was recorded upon the initial draw in August 2018 and an original issue discount of $286.8 million was recorded upon the modification in January 2019, each based on the fair value of the Convertible Note on the relevant date. As the borrowing at a discount was provided by a principal stockholder, the original discount of $170.0 million and the $116.9 million incremental increase in value of the discount upon amendment were both treated as capital contributions and included in additional paid in capital during 2018 and 2019, respectively. In addition, the Company recognized $119.5 million of additional capital contributions during the year ended December 31, 2019, relating to a change in fair value upon amendment of the terms of the Convertible Note. The Company estimated the fair values of the Convertible Note using a probability-weighted valuation scenario model.
The Convertible Note’s original and amended terms also contained embedded redemption features that are required to be bifurcated and separately accounted for as derivatives. These embedded features were accounted for together as a single compound derivative. The Company estimated the fair value of the compound derivative at inception, upon amendment and at each reporting period, by comparing the value of the Convertible Note to a similar note without redemption features, the difference between the two values representing the value of the bifurcated redemption features. The bifurcation of the embedded redemption features represented a value of $178.8 million at the date of issuance and $25.3 million upon the subsequent amendment. As of June 30, 2019, the embedded redemption derivative had a fair value of zero as the probability of the redemption became remote upon the draw of the Amended 2018 Warrant discussed below. The embedded redemption derivative was accounted for in the same manner as a freestanding derivative pursuant to ASC 815,
Derivatives and Hedging
, with subsequent changes in fair value recorded as an increase to or a reduction of interest expense each period.

Prior to conversion, the fair value measurements of the debt discount and the embedded redemption features were considered to be Level 3 fair value measurements in the fair value hierarchy as per ASC 820
, Fair Value Measurements
, as they were determined using observable and unobservable inputs.
In July 2019, the Amended 2018 Warrant was exercised, as further discussed below, which also triggered the conversion of the $1.0 billion principal amount of the Convertible Note into 9,090,909 shares of Series
G-1
Preferred Stock. Upon conversion, the Company recorded the Series
G-1
Preferred Stock at $723.0 million, representing the net unamortized carrying amount of the Convertible Note and the related embedded redemption derivative as of the date of conversion.
During the year ended December 31, 2019, the Company recorded interest expense of $36.4 million, which represents the imputed interest on the Convertible Note at an effective interest rate of 10% and also recorded a reduction of interest expense of $1.7 million which represents the decline in the fair value of the embedded redemption derivative liability from January 1, 2019 through the January 2019 amendment and a reduction of interest expense of $25.3 million which represents the decline in the fair value of the embedded redemption derivative liability from the January 2019 amendment through December 31, 2019. During the year ended December 31, 2018, the Company recorded imputed interest expense on the Convertible Note totaling $22.4 million and interest expense totaling $97.6 million related to the change in fair value of the embedded redemption feature.
Amended 2018 Warrant
—On November 1, 2018, the Company entered into a warrant agreement with SBWW pursuant to which the Company agreed to issue to SBWW shares of the Company’s capital stock (the “2018 Warrant” and as amended in January 2019, the “Amended 2018 Warrant”). During the year ended December 31, 2018, the Company recognized a capital contribution of $69.0 million and an equal off-setting
amount within additional
paid-in
capital representing the fair value of the arrangement upon execution.
In January 2019 and April 2019 the Company drew down on the Amended 2018 Warrant and received $1.5 billion and $1.0 billion in cash, respectively. Upon the draws, during the year ended December 31, 2019, the Company removed $68.8 million of the equity asset that was established upon entering into the arrangement in November 2018 from its consolidated balance sheet. During the year ended December 31, 2019, the Company recorded a gain totaling $456.6 million, resulting from an increase in fair value of the related party instrument.
The Amended 2018 Warrant was classified as a liability in accordance with ASC 480
, Distinguishing Liabilities from Equity
(“ASC 480”)
,
as the warrant embodied a potential cash settlement obligation to repurchase shares that was outside of the Company’s control. In accordance with ASC 480, the warrant liability was remeasured to fair value each reporting period, with changes recognized in the gain (loss) from change in fair value of financial instruments on the accompanying consolidated statements of operations. The measurement of the Amended 2018 Warrant was considered to be a Level 3 fair value measurement, as it was determined using observable and unobservable inputs.
In July 2019, immediately prior to the legal entity reorganization transactions discussed in Note 1, the early exercise provision was triggered and the outstanding Amended 2018 Warrant was exercised for the issuance of 22,727,273 shares of Series
G-1
Preferred Stock. Upon the July 2019 exercise, the Company recorded the Series
G-1
Preferred Stock issued at $1,974.5 million, equal to the fair value of the warrant just prior to exercise, less $16.5 million of stock issuance costs previously deferred in connection with Amended 2018 Warrant.